LONG-TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2021 CNY (¥)	Feb. 28, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2021 USD ($)
Schedule Of Investments
Available-for-sale investments			¥ 108,449		¥ 71,651
Long-term investments			1,552,591		443,986			$ 243,635
Cash consideration paid			1,072,783	$ 168,343	82,221	¥ 180,927
(Loss)/ Income from equity method investments			41,028	$ 6,438	(4,749)	(1,112)
Huaying Fund
Schedule Of Investments
Equity method investments			61,014		53,105
Cash consideration paid							¥ 50,000
(Loss)/ Income from equity method investments			7,910		2,452	1,342
Huaying Fund II
Schedule Of Investments
Equity method investments			200,067		107,633
Cash consideration paid	¥ 68,000					102,000
(Loss)/ Income from equity method investments			24,434		5,297	¥ 336
Jiangsu Yitong High-Tech Co, Ltd
Schedule Of Investments
Equity method investments			960,832
Cash consideration paid		¥ 959,680
(Loss)/ Income from equity method investments			1,152
Sifive Inc
Schedule Of Investments
Equity securities without readily determinable fair value			21,759		22,279
AliveCor, Inc., ("Alivecor")
Schedule Of Investments
Equity securities without readily determinable fair value			14,988		15,347
Hyperfine Research, Inc. ("Hyperfine")
Schedule Of Investments
Equity securities without readily determinable fair value					32,625
Equity securities with readily determinable fair value Hyperfine Inc.			31,669
Promaxo, Inc.("Promaxo")
Schedule Of Investments
Equity securities without readily determinable fair value			25,490		26,100
Others [Member]
Schedule Of Investments
Equity securities without readily determinable fair value			81,775		67,684
Equity method investments			¥ 46,548		¥ 47,562